Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
The intangible assets, net consisted of the following:

	As of
	December 31, 2018	December 31, 2019
	RMB
Software and system	1,347	2,141
Domain name	580	580

Total	1,927	2,721
Less: Accumulated amortization (1)	(730)	(1,069)

Intangible assets, net	1,197	1,652

(1)	Amortization expenses for the years ended December 31, 2017, 2018 and 2019 was RMB 185 thousand, RMB 292 thousand and RMB 338 thousand, respectively.

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	The amortization of the coming 5 years is:

As of
December 31, 2019
RMB
2020	358
2021	352
2022	306
2023	194
2024	151